Note 27 - Revenue (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue Not from Contract with Customer	$ 138,641	$ 75,975
Contract with Customer, Asset, after Allowance for Credit Loss, Total	78,941	66,436
Contract with Customer, Asset, after Allowance for Credit Loss, Current, Total	71,294	61,101
Contract with Customer, Liability, Current	30,397	21,076
Contract with Customer, Liability, Revenue Recognized	$ 19,076	$ 22,338